CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income (loss)	$ (7,928)	$ (12,958)	$ 133,364	$ 135,747	$ 171,835	$ 285,728	$ 273,821
Other comprehensive income (loss):
Net unrealized gain (loss) from pension and postretirement plans, net of tax	562	(314)	2,418	(1,306)	(85,224)	77,579	(13,870)
Reclassification of net unrealized loss on energy derivative instruments settled during the period, net of tax	0	0	333	347	372	37	371
Other Comprehensive Income Reclassification Of Net Unrealized Gain Loss On Interest Rate Swaps During Period Net Of Tax	0	0	0	94	94	2,928	11,577
Other comprehensive income (loss)	562	(314)	2,751	(865)	(84,758)	80,544	(1,922)
Comprehensive income (loss)	$ (7,366)	$ (13,272)	$ 136,115	$ 134,882	$ 87,077	$ 366,272	$ 271,899